INCOME TAXES	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 6:-	INCOME TAXES
  The effective tax rate for the six months ended June 30, 2017 was 24.3% as compared to 28.5% for the six months ended June 30, 2016.